Property and equipment	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
4. Property and equipment

	2013	2012
Survey equipment	$626,286	$623,081
Furniture and other equipment	528,420	528,420
Computers and software	1,097,560	1,080,302
Leasehold improvements	382,157	382,157
	2,634,423	2,613,960
Accumulated amortization and impairment	(2,371,605)	(2,286,121)
	262,818	327,839